Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Loss on impairment of goodwill	$ 15,400	$ 148,500	$ 15,456	$ 148,488	$ 0
Amortization of intangible assets			22,000	22,800	20,800
Thereafter	138,100		138,100
Net unamortized intangible asset	225,283	247,281	$ 225,283	247,281
Minimum
Goodwill [Line Items]
Useful life			5 years
2017	14,300		$ 14,300
2018	14,300		14,300
2019	14,300		14,300
2020	14,300		14,300
2021	14,300		$ 14,300
Maximum
Goodwill [Line Items]
Useful life			30 years
2017	19,900		$ 19,900
2018	19,900		19,900
2019	19,900		19,900
2020	19,900		19,900
2021	19,900		19,900
Costar Midstream, L.L.C.
Goodwill [Line Items]
Loss on impairment of goodwill		95,000
Adjustment
Goodwill [Line Items]
Amortization of intangible assets			100	1,200	2,000
Customer relationships
Goodwill [Line Items]
Impairment of intangible assets				700
Net unamortized intangible asset	102,032	112,145	102,032	112,145
Customer contracts
Goodwill [Line Items]
Impairment of intangible assets					$ 8,100
Net unamortized intangible asset	62,180	71,056	$ 62,180	71,056
Storage Tank Leasing Arrangement
Goodwill [Line Items]
Optional renewal term of long-term contract			2 years
Storage Tank Leasing Arrangement | Customer relationships
Goodwill [Line Items]
Net unamortized intangible asset	$ 10,000		$ 10,000
Liquid Pipelines and Services
Goodwill [Line Items]
Loss on impairment of goodwill			0	23,574
Propane Marketing Services
Goodwill [Line Items]
Loss on impairment of goodwill			15,456	$ 6,322
Crude Oil Supply and Logistics Business
Goodwill [Line Items]
Loss on impairment of goodwill		118,600
Crude Oil Supply and Logistics Business | Costar Midstream, L.L.C.
Goodwill [Line Items]
Loss on impairment of goodwill		95,000
Crude Oil Supply and Logistics Business | Lavaca
Goodwill [Line Items]
Loss on impairment of goodwill		23,600
Crude Oil Supply and Logistics Business | Liquid Pipelines and Services
Goodwill [Line Items]
Loss on impairment of goodwill		23,600
JP Liquids Business | Propane Marketing Services
Goodwill [Line Items]
Loss on impairment of goodwill		$ 6,300	2,700
Pinnacle Propane Express Business | Propane Marketing Services
Goodwill [Line Items]
Loss on impairment of goodwill			$ 12,800